Exhibit 99.2

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: May 31, 2021

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $703,189.48 Remitted: $687,946.34*

*Includes $25,017.22 collected in April and remitted in May. Difference between total collected and total remitted amount reflects $40,260.36 collected in May and remitted in June.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of June 2021.
                        ENTERGY NEW ORLEANS, LLC, as Servicer

                By /s/ Kevin J. Marino
                        Name:    Kevin J. Marino
                    Title:    Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: June 30, 2021

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $908,478.39 Remitted: $909,701.12*

*Includes $40,260.36 collected in May and remitted in June. Difference between total collected and total remitted amount reflects $39,037.63 collected in June and remitted in July.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of July, 2021
                        ENTERGY NEW ORLEANS, LLC., as Servicer
                By /s/ Kevin J. Marino
                        Name:    Kevin J. Marino
                    Title:    Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: July 31, 2021

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $945,182.00 Remitted: $943,873.55*

*Includes $39,037.63 collected in June and remitted in July. Difference between total collected and total remitted amount reflects $40,346.08 collected in July and remitted in August.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of August 2021.
                        ENTERGY NEW ORLEANS, LLC, as Servicer
                By /s/ Kevin J. Marino
                        Name:    Kevin J. Marino
                    Title:    Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: August 31, 2021

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,033,700.57 Remitted: $1,060,835.62*

*Includes $40,346.08 collected in July and remitted in August. Difference between total collected and total remitted amount reflects $13,211.03 collected in August and remitted in September.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of September 2021.
                        ENTERGY NEW ORLEANS, LLC, as Servicer
                By /s/ Kevin J. Marino
                        Name:    Kevin J. Marino
                    Title:    Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: September 30, 2021

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,080,781.57 Remitted: $1,060,780.86*

*Includes $13,211.03 collected in August and remitted in September. Difference between total collected and total remitted amount reflects $33,211.74 collected in September and remitted in October.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of October 2021.
                        ENTERGY NEW ORLEANS, LLC, as Servicer
                By /s/ Kevin J. Marino
                        Name:    Kevin J. Marino
                    Title:    Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: October 31, 2021

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,073,283.69 Remitted: $1,064,964.95*

*Includes $33,211.74 collected in September and remitted in October. Difference between total collected and total remitted amount reflects $41,530.48 collected in October and remitted in November.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of November 2021
                        ENTERGY NEW ORLEANS, LLC., as Servicer
                By /s/ Kevin J. Marino
                        Name:    Kevin J. Marino
                    Title:    Assistant Treasurer